Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net income (loss)	$ 10,088	$ (9,700)
Less: Series B dividends and accretions	5,785	4,978
Less: income allocable to noncontrolling interest	218	41
Net income (loss) allocable to common shareholders	4,085	(14,719)
Numerator- Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic	3,472	(14,719)
Less: net income allocated to participating securities (Series B)	613
Numerator- Diluted EPS
Net income (loss) allocated to common shareholders	3,472	(14,719)
Add: net income atllocable to convertible debt	175
Reallocation of Income (loss) Under the two-Class Method	(165)
net income loss to diluted share holders total	$ 3,482	$ (14,719)
Weighted average common shares - Basic	24,696,828	21,920,583
Weighted average common shares - Diluted	25,179,502	21,920,583
Basic	$ 0.14	$ (0.67)
Diluted	$ 0.14	$ (0.67)
Warrants
Numerator- Diluted EPS
Effect of dilutive securities	78,106
Stock Options
Numerator- Diluted EPS
Effect of dilutive securities	404,567